Loans to Customers at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Schedule of loans to customers, net
	As of December 31, 2018			As of December 31, 2019
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	11,496,591	(175,122)	11,321,469	12,144,720	(197,530)	11,947,190
Foreign trade loans	1,313,001	(12,922)	1,300,079	1,431,794	(12,306)	1,419,488
Current account debtors	222,218	(9,116)	213,102	265,762	(9,443)	256,319
Factoring transactions	701,005	(4,017)	696,988	688,198	(4,878)	683,320
Student loans	51,919	(1,441)	50,478	56,219	(2,442)	53,777
Commercial lease transactions (1)	1,571,999	(15,778)	1,556,221	1,619,772	(18,746)	1,601,026
Other loans and accounts receivable	81,665	(10,468)	71,197	87,747	(9,456)	78,291
Subtotal	15,438,398	(228,864)	15,209,534	16,294,212	(254,801)	16,039,411
Mortgage loans
Mortgage bonds	21,443	(221)	21,222	14,808	(174)	14,634
Transferable mortgage loans	42,313	(226)	42,087	32,386	(157)	32,229
Other residential real estate mortgage loans	7,978,092	(33,875)	7,944,217	9,148,811	(43,363)	9,105,448
Credits from ANAP	6	―	6	4	―	4
Other loans and accounts receivable	10,219	(8)	10,211	10,718	(14)	10,704
Subtotal	8,052,073	(34,330)	8,017,743	9,206,727	(43,708)	9,163,019
Consumer loans
Consumer loans in installments	2,957,493	(263,542)	2,693,951	3,039,560	(281,437)	2,758,123
Current account debtors	312,783	(12,868)	299,915	296,374	(14,450)	281,924
Credit card debtors	1,165,064	(45,254)	1,119,810	1,195,614	(54,304)	1,141,310
Consumer lease transactions (1)	9	―	9	69	―	69
Other loans and accounts receivable	812	(520)	292	716	(533)	183
Subtotal	4,436,161	(322,184)	4,113,977	4,532,333	(350,724)	4,181,609
Total	27,926,632	(585,378)	27,341,254	30,033,272	(649,233)	29,384,039

(1)	In this item, the Bank finances its customers' purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2019, Ch$779,682 million corresponds to financial leases for real estate (Ch$758,970 million in December 2018) and Ch$840,159 million corresponds to financial leases for other assets (Ch$813,038 million in December 2018).

Schedule of changes in allowances for loan losses

	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2018	221,410	33,777	314,451	569,638
Charge-offs	(52,419)	(6,993)	(233,511)	(292,923)
Sales or transfers of credits	(958)	―	―	(958)
Allowances (released) established, net	60,831	7,546	241,244	309,621
Balance as of December 31, 2018	228,864	34,330	322,184	585,378
Charge-offs	(55,698)	(7,790)	(249,712)	(313,200)
Sales or transfers of credits	―	―	―	―
Allowances (released) established, net	81,635	17,168	278,252	377,055
Balance as of December 31, 2019	254,801	43,708	350,724	649,233

Schedule of cash flows to be received from financial leasing contracts
	Total receivable		Unearned income		Net lease receivable (*)
	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	519,186	544,067	(60,216)	(58,871)	458,970	485,196
Due after 1 year but within 2 years	383,164	392,832	(44,066)	(42,302)	339,098	350,530
Due after 2 years but within 3 years	255,997	258,331	(28,740)	(27,329)	227,257	231,002
Due after 3 years but within 4 years	162,310	163,847	(19,471)	(18,361)	142,839	145,486
Due after 4 years but within 5 years	108,453	108,192	(13,992)	(13,242)	94,461	94,950
Due after 5 years	336,705	335,695	(33,666)	(30,313)	303,039	305,382
Total	1,765,815	1,802,964	(200,151)	(190,418)	1,565,664	1,612,546

(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$6,344 million and Ch$7,295 million as of December 31, 2018 and 2019, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

Schedule of loans by industry sector

	Location
	Chile		Abroad		Total
	2018	2019	2018	2019	2018		2019
	MCh$	MCh$	MCh$	MCh$	MCh$	%	MCh$	%
Commercial loans:
Financial services	2,119,815	2,584,499	2,784	3,060	2,122,599	7.60	2,587,559	8.62
Services	2,109,143	2,267,433	348	436	2,109,491	7.55	2,267,869	7.55
Construction	1,752,237	2,142,699	―	―	1,752,237	6.27	2,142,699	7.13
Commerce	2,285,895	2,055,183	38,430	11,189	2,324,325	8.32	2,066,372	6.88
Manufacturing	1,544,862	1,624,972	34,613	―	1,579,475	5.66	1,624,972	5.41
Agriculture and livestock	1,582,520	1,623,465	―	―	1,582,520	5.67	1,623,465	5.41
Transportation and telecommunications	1,480,773	1,234,087	17,369	―	1,498,142	5.37	1,234,087	4.11
Mining	453,549	604,660	―	―	453,549	1.62	604,660	2.01
Electricity, gas and water	461,351	325,143	―	―	461,351	1.65	325,143	1.08
Fishing	156,472	140,709	―	―	156,472	0.56	140,709	0.47
Other	1,398,237	1,676,677	―	―	1,398,237	5.01	1,676,677	5.58
Subtotal	15,344,854	16,279,527	93,544	14,685	15,438,398	55.28	16,294,212	54.25
Residential mortgage loans	8,052,073	9,206,727	―	―	8,052,073	28.83	9.206.727	30.66
Consumer loans	4,436,161	4,532,333	―	―	4,436,161	15.89	4,532,333	15.09
Total	27,833,088	30,018,587	93,544	14,685	27,926,632	100.00	30,033,272	100.00

Schedule of sale or transfer of loan portfolio

	As of December 31, 2017
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	33,681	(11,595)	24,126	2,040
Sale of write-off loans	—	—	23	23
Total	33,681	(11,595)	24,149	2,063

	As of December 31, 2018
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	22,567	(958)	21,876	267
Sale of write-off loans	—	—	—	—
Total	22,567	(958)	21,876	267

	As of December 31, 2019
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	12,420	—	12,420	—
Sale of write-off loans	—	—	—	—
Total	12,420	—	12,420	—

Loans to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Schedule of credit quality and the maximum exposure to credit risk
	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	9,426,420	3,049,264	2,039,954	447,225	-	6,702	-	14,969,565
Substandard	-	-	94,894	-	-	-	-	94,894
Non-complying	-	-	-	13,026	120,564	239,734	615	373,939
Subtotal	9,426,420	3,049,264	2,134,848	460,251	120,564	246,436	615	15,438,398

Mortgage loans
Normal	-	6,893,619	-	993,085	-	513	-	7,887,217
Non-complying	-	-	-	-	-	164,856	-	164,856
Subtotal	-	6,893,619	-	993,085	-	165,369	-	8,052,073

Consumer loans
Normal	-	3,166,290	-	975,898	-	24,579	-	4,166,767
Non-complying	-	-	-	-	-	269,394	-	269,394
Subtotal	-	3,166,290	-	975,898	-	293,973	-	4,436,161
Total	9,426,420	13,109,173	2,134,848	2,429,234	120,564	705,778	615	27,926,632

	2019
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	9,880,799	3,369,494	1,987,763	561,831	-	779	-	15,800,666
Substandard	-	-	71,718	-	-	-	-	71,718
Non-complying	-	-	-	-	152,972	267,220	1,636	421,828
Subtotal	9,880,799	3,369,494	2,059,481	561,831	152,972	267,999	1,636	16,294,212

Mortgage loans
Normal	-	8,209,100	-	822,524	-	-	-	9,031,624
Non-complying	-	-	-	-	-	175,103	-	175,103
Subtotal	-	8,209,100	-	822,524	-	175,103	-	9,206,727

Consumer loans
Normal	-	3,860,973	-	372,814	-	7,555	-	4,241,342
Non-complying	-	-	-	-	-	290,903	88	290,991
Subtotal	-	3,860,973	-	372,814	-	298,458	88	4,532,333
Total	9,880,799	15,439,567	2,059,481	1,757,169	152,972	741,560	1,724	30,033,272

Schedule of change in gross carrying amount and ECL allowances

	Changes as of December 31, 2018
	Stage 1				Stage 2				Stage 3				POCI		Total
	Individual		Group		Individual		Group		Individual		Group
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2018	8,446,627	16,527	2,506,255	16,663	2,228,401	31,252	408,337	20,247	162,231	50,014	208,944	86,701	23	6	13,960,818	221,410
Net change on Balance *	968,288	9,424	780,778	12,463	(254,542)	(5,045)	(105,114)	(18,338)	(81,058)	(18,715)	(4,607)	31,406	592	293	1,304,337	11,488
Transfer to Stage 1	681,223	4,114	375,672	14,807	(680,838)	(3,981)	(346,936)	(6,387)	(385)	(133)	(28,736)	(8,420)	-	-	-	-
Transfer to Stage 2	(811,209)	(2,600)	(602,997)	(11,606)	822,133	8,805	630,963	15,817	(10,924)	(6,205)	(27,966)	(4,211)	-	-	-	-
Transfer to Stage 3	(15,175)	(70)	(16,665)	(1,189)	(32,569)	(4,134)	(127,676)	(13,572)	47,744	4,204	144,341	14,761	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year**	-	(2,702)	-	(9,589)	-	4,512	-	23,822	-	5,505	-	21,568	-	-	-	43,116
Amounts written off	(150)	(150)	(67)	(67)	(11)	(11)	(468)	(468)	(5,422)	(5,422)	(46,301)	(46,301)	-	-	(52,419)	(52,419)
Foreign exchange adjustments	156,816	337	6,288	112	52,274	945	1,145	46	8,378	3,446	761	383	-	-	225,662	5,269
Subtotal Commercial loans	9,426,420	24,880	3,049,264	21,594	2,134,848	32,343	460,251	21,167	120,564	32,694	246,436	95,887	615	299	15,438,398	228,864

Mortgage loans
Balance as of January 1, 2018	-	-	6,410,939	740	-	-	904,826	17,351	-	-	161,471	15,686	-	-	7,477,236	33,777
Net change on Balance *	-	-	734,990	299	-	-	(115,034)	(8,772)	-	-	(38,126)	4,417	-	-	581,830	(4,056)
Transfer to Stage 1	-	-	399,309	892	-	-	(397,363)	(758)	-	-	(1,946)	(134)	-	-	-	-
Transfer to Stage 2	-	-	(651,619)	(404)	-	-	671,775	2,112	-	-	(20,156)	(1,708)	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	(71,113)	(2,693)	-	-	71,113	2,693	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year**	-	-	-	(803)	-	-	-	9,661	-	-	-	2,744	-	-	-	11,602
Amounts written off	-	-	-	-	-	-	(6)	(6)	-	-	(6,987)	(6,987)	-	-	(6,993)	(6,993)
Foreign exchange adjustments	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal Mortgage loans	-	-	6,893,619	724	-	-	993,085	16,895	-	-	165,369	16,711	-	-	8,052,073	34,330

Consumer loans
Balance as of January 1, 2018	-	-	2,761,640	44,078	-	-	967,918	115,096	-	-	283,901	155,277	-	-	4,013,459	314,451
Net change on Balance *	-	-	1,007,548	40,305	-	-	(416,546)	(91,527)	-	-	60,645	119,321	-	-	651,647	68,099
Transfer to Stage 1	-	-	381,126	26,682	-	-	(335,330)	(9,604)	-	-	(45,796)	(17,078)	-	-	-	-
Transfer to Stage 2	-	-	(978,112)	(44,301)	-	-	1,040,597	68,448	-	-	(62,485)	(24,147)	-	-	-	-
Transfer to Stage 3	-	-	(9,340)	(2,024)	-	-	(281,144)	(72,629)	-	-	290,484	74,653	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year**	-	-	-	(15,379)	-	-	-	101,086	-	-	-	87,371	-	-	-	173,078
Amounts written off	-	-	(104)	(104)	-	-	(627)	(627)	-	-	(232,780)	(232,780)	-	-	(233,511)	(233,511)
Foreign exchange adjustments	-	-	3,532	16	-	-	1,030	49	-	-	4	2	-	-	4,566	67
Subtotal Consumer loans	-	-	3,166,290	49,273	-	-	975,898	110,292	-	-	293,973	162,619	-	-	4,436,161	322,184

Total	9,426,420	24,880	13,109,173	71,591	2,134,848	32,343	2,429,234	148,354	120,564	32,694	705,778	275,217	615	299	27,926,632	585,378

*	Net change between assets originated and assets repaid, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

	Changes as of December 31, 2019
	Stage 1				Stage 2				Stage 3				POCI		Total
	Individual		Group		Individual		Group		Individual		Group
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2019	9,426,420	24,880	3,049,264	21,594	2,134,848	32,343	460,251	21,167	120,564	32,694	246,436	95,887	615	299	15,438,398	228,864
Net change on Balance *	861,027	(14,709)	452,929	3,915	(231,267)	(3,240)	57,965	5,054	(9,953)	7,859	(13,173)	36,913	1,027	(13)	1,118,555	35,779
Transfer to Stage 1	873,349	9,699	1,005,072	49,310	(873,232)	(9,606)	(1,002,422)	(48,694)	(117)	(93)	(2,650)	(616)	-	-	-	-
Transfer to Stage 2	(1,120,580)	(4,449)	(1,118,008)	(19,312)	1,130,960	7,184	1,168,875	28,065	(10,380)	(2,734)	(50,867)	(8,754)	-	-	-	-
Transfer to Stage 3	(2,593)	(99)	(13,769)	(1,050)	(65,157)	(10,055)	(121,315)	(12,628)	67,750	10,153	135,084	13,679	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year**	-	(7,346)	-	(36,508)	-	7,092	-	39,878	-	9,378	-	16,666	-	-	-	29,160
Changes to models and assumptions	-	944	-	(82)	-	18,860	-	(861)	-	-	-	(470)	-	(5)	-	18,386
Amounts written off	-	-	(55)	(55)	(65)	(65)	(371)	(371)	(8,587)	(8,587)	(46,614)	(46,614)	(6)	(6)	(55,698)	(55,698)
Foreign exchange adjustments	(156,824)	25	(5,939)	(69)	(36,606)	(107)	(1,152)	(83)	(6,305)	(1,374)	(217)	(82)	-	-	(207,043)	(1,690)
Subtotal Commercial loans	9,880,799	8,945	3,369,494	17,743	2,059,481	42,406	561,831	31,527	152,972	47,296	267,999	106,609	1,636	275	16,294,212	254,801

Mortgage loans
Balance as of January 1, 2019	-	-	6,893,619	724	-	-	993,085	16,895	-	-	165,369	16,711	-	-	8,052,073	34,330
Net change on Balance *	-	-	1,312,226	739	-	-	(117,481)	6,768	-	-	(32,301)	552	-	-	1,162,444	8,059
Transfer to Stage 1	-	-	1,516,595	16,318	-	-	(1,516,155)	(16,281)	-	-	(440)	(37)	-	-	-	-
Transfer to Stage 2	-	-	(1,513,235)	(742)	-	-	1,532,523	2,239	-	-	(19,288)	(1,497)	-	-	-	-
Transfer to Stage 3	-	-	(105)	-	-	-	(69,448)	(2,770)	-	-	69,553	2,770	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year**	-	-	-	(15,913)	-	-	-	19,262	-	-	-	2,225	-	-	-	5,574
Changes to models and assumptions	-	-	-	285	-	-	-	3,250	-	-	-	-	-	-	-	3,535
Amounts written off	-	-		-	-	-	-	-	-	-	(7,790)	(7,790)	-	-	(7,790)	(7,790)
Foreign exchange adjustments	-	-		-	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal Mortgage loans	-	-	8,209,100	1,411	-	-	822,524	29,363	-	-	175,103	12,934	-	-	9,206,727	43,708

Consumer loans
Balance as of January 1, 2019	-	-	3,166,290	49,273	-	-	975,898	110,292	-	-	293,973	162,619	-	-	4,436,161	322,184
Net change on Balance *	-	-	493,973	60,685	-	-	(212,059)	(48,295)	-	-	67,033	139,704	88	44	349,035	152,138
Transfer to Stage 1	-	-	1,688,787	243,865	-	-	(1,679,389)	(240,444)	-	-	(9,398)	(3,421)	-	-	-	-
Transfer to Stage 2	-	-	(1,472,886)	(90,968)	-	-	1,588,909	129,954	-	-	(116,023)	(38,986)	-	-	-	-
Transfer to Stage 3	-	-	(12,204)	(2,646)	-	-	(299,286)	(78,223)	-	-	311,490	80,869	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year**	-	-	-	(161,427)	-	-	-	203,042	-	-	-	84,786	-	-	-	126,401
Changes to models and assumptions	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Amounts written off	-	-	(120)	(120)	-	-	(978)	(978)	-	-	(248,614)	(248,614)	-	-	(249,712)	(249,712)
Foreign exchange adjustments	-	-	(2,867)	(126)	-	-	(281)	(113)	-	-	(3)	(48)	-	-	(3,151)	(287)
Subtotal Consumer loans	-	-	3,860,973	98,536	-	-	372,814	75,235	-	-	298,458	176,909	88	44	4,532,333	350,724

Total	9,880,799	8,945	15,439,567	117,690	2,059,481	42,406	1,757,169	136,125	152,972	47,296	741,560	296,452	1,724	319	30,033,272	649,233

*	Net change between assets originated and assets repaid, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.